INVESTMENT ADVISER
      KPM INVESTMENT MANAGEMENT, INC.
      1700 Lincoln Street, Suite 1300
      Denver, Colorado 80203

ADMINISTRATOR AND FOUNDER
      AQUILA MANAGEMENT CORPORATION
      380 Madison Avenue, Suite 2300
      New York, New York 10017

BOARD OF TRUSTEES
      Lacy B. Herrmann, Chairman
      Tucker Hart Adams
      Arthur K. Carlson
      William M. Cole
      Anne J. Mills
      J. William Weeks
      John G. Welles

OFFICERS
      Lacy B. Herrmann, President
      Jerry G. McGrew, Senior Vice President
      Jean M. Smith, Vice President
      Rose F. Marotta, Chief Financial Officer
      Richard F. West, Treasurer
      Edward M.W. Hines, Secretary

DISTRIBUTOR
      AQUILA DISTRIBUTORS, INC.
      380 Madison Avenue, Suite 2300
      New York, New York 10017

CUSTODIAN
      BANK ONE TRUST COMPANY, N.A.
      100 East Broad Street
      Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
      ADMINISTRATIVE DATA
        MANAGEMENT CORP.
      581 Main Street
      Woodbridge, New Jersey 07095-1198

INDEPENDENT AUDITORS
      KPMG PEAT MARWICK LLP
      345 Park Avenue
      New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.




SEMI-ANNUAL
REPORT
JUNE 30, 1997

AQUILA

[Logo of Aquila Group of Funds: an eagle's head]

TAX-FREE FUND
OF
COLORADO

A TAX-FREE INCOME INVESTMENT

[Logo of Tax-Free Fund of Colorado: a square which contains 3 mountains and a round sun above the first 2 mountains]

ONE OF THE
AQUILASM GROUP OF FUNDS

[Logo of Tax-Free Fund of Colorado: a square which contains 3 mountains and a round sun above the first 2 mountains]

TAX-FREE FUND OF COLORADO

SEMI-ANNUAL REPORT

"INCREASED SAFETY IN NUMBERS"


August 15, 1997

Dear Investor:

            A childhood lesson that is often imparted generation after generation is "don't wander off by yourself - stick with the crowd." The underlying premise is that there is "safety in numbers."

            The idea of increased safety in numbers is also very appropriate when discussing municipal bond funds. In fact, one of the most significant benefits gained by owning shares of a municipal bond mutual fund is that of "numbers."

            Participating in the ownership of many different issues through such a fund is generally less risky than purchasing individual issues. Instead of having your money ride on a handful of securities, you can spread the risk over a larger number of issues. And, you have the advantage of a skilled and knowledgeable portfolio manager selecting and continuously monitoring each security in the portfolio.

            But, how does the manager decide which security to purchase? After all, you need to know the crowd with whom you're about to associate. Being with a large unruly group could be far worse than being alone.

KNOWING THE TERRITORY

            Shareholders of Tax-Free Fund of Colorado have the added advantage of having a locally-based portfolio manager. KPM Investment Management, Inc., located in Denver, is well aware of the issues facing the state as a whole, as well as the nuances of many of the cities and counties.

FINDING THE RIGHT MIX

            Unfortunately, there is no foolproof test to follow when considering an issue for purchase. Security selection is really more art than science. A portfolio manager needs to look for a security which meets certain specific criteria and which fits in with the overall mix of the portfolio and the Fund's investment objective.

            Among other things, KPM Investment Management, Inc. carefully examines a security's yield, quality, maturity, and whether or not its inclusion in the portfolio enhances overall diversification.

            Keeping in mind the Fund's objective of providing as high a level of current income as is consistent with preservation of capital, let's take a look at each of these areas.

            QUALITY

            As you know, the Fund limits its investments to only those securities in the top four credit ratings or equivalent. We have adopted this policy since we have found from experience that high quality is best in the long run. Of course, it is true that securities which possess a lower credit rating generally produce a higher yield, since investors require compensation for the additional potential risk. However, purchasing solely for yield can cause feelings of unease for a risk adverse investor.

Consequently, Tax-Free Fund of Colorado looks for high quality securities which should produce relatively good yields. Currently, 98.8% of the investment portfolio is in the top three credit ratings - AAA, AA, AND A. Such high quality helps preserve shareholders' capital and promote stability.

            MATURITY

            The key here is to assemble a blend of maturities which offers a reasonable level of DOUBLE TAX-FREE* return yet still avoids the problem of excessive market price volatility. As you probably are aware, short-term maturities tend to have very little price fluctuation, but generally produce a substantially lesser rate of return than longer maturity securities. Conversely, long-term maturities usually produce a higher return level, but have a much higher price volatility factor than shorter-term issues since they reflect the risks associated with potential interest rate changes over the extended life of the municipal bond.

            By creating a blend of maturities, the Fund attempts to provide you with a satisfactory level of return without subjecting the share price to excessive swings as interest rates move up and down.

            The Fund utilizes a spread of maturities for the portfolio which centers upon the relatively intermediate term average maturity of 8.6 years. In constructing the portfolio, maturities of securities in the Fund range from one year and under to over 20 years in length. However, in order to achieve a reasonably high level of stability for the Fund's share value, in good markets and bad and in up and down interest rate environments, the focus has been to keep the average of maturities relatively limited in term.

            DIVERSIFICATION

            Having a breadth of participation in the portfolio helps to spread risk and protect against any significant loss of principal in the event of unforseen problems with any particular security.

            Although Tax-Free Fund of Colorado is classified a "non-diversified" fund under the Investment Company Act of 1940, the Fund does attempt to vary its portfolio in several ways. First, there is the use of a number of issues. At June 30, 1997, over 160 issues made up the Fund's portfolio, with no one issue representing more than 4% of the Fund's net assets. Next, there is investment among different types of municipal projects
- universities, basic services, utilities, health care, pollution control, etc. - so that there is no undue concentration in any one type of municipal project. And, finally, there is variety achieved through geographic representation throughout various cities, counties, and communities within Colorado.

            Such portfolio mixture by number of issues, by geographic distribution, and by variety of projects lends itself to a further high level of preservation and stability for your investment in the Fund.

HOW IS OUR "GROUP" DOING?

            As you have seen, selecting investments for the Fund's portfolio is really a balancing act. On one side, you have yield and, on the other, you have risk. The Fund strives to construct a portfolio which keeps these two opposing forces on an even keel - accepting a reasonable level of risk to achieve a satisfactory return.

            As mentioned, the Fund strives to provide shareholders with as high a level of DOUBLE TAX-FREE income as practicable, commensurate with the degree of capital preservation we strive to achieve.

            Is our security selection process working well for us? We believe it is.

            RATE OF RETURN

            From July 1, 1996 through June 30, 1997, the Fund distributed to shareholders a DOUBLE TAX-FREE income return, as measured against the maximum public offering price, at the annualized rate of approximately 4.91%**.

            One would have to earn an annualized taxable return of 7.14% at the 28% tax bracket and the even higher return of 8.48% at the 39.6% tax bracket in order to match the Fund's DOUBLE TAX-FREE rate. In general, it would not have been possible for an investor to obtain such levels of taxable return unless additional risk was taken in the form of lesser quality and/or longer maturity securities.

COMMITMENT TO CONSISTENCY

            Management is committed to providing shareholders with as consistent investment and overall performance results from Tax-Free Fund of Colorado as are possible to achieve, considering prevailing market forces.

            You should be aware, however, that although there is indeed increased safety in numbers, we are not able to eliminate the fluctuations from market forces that swirl around us on a continuing basis.

            However, as indicated, a number of investment management techniques are used by the Fund to create a mix of securities which will help moderate these forces.

            OUR PLEDGE TO YOU

            All associated with Tax-Free Fund of Colorado pledge to you our continued diligence in the operation of the Fund for your benefit.

            Your confidence in the Tax-Free Fund of Colorado is most valued and appreciated.

                                                Sincerely,
                                                /s/ Lacy B. Herrmann
                                                Lacy B. Herrmann
                                                President and Chairman
                                                   of the Board of Trustees


       * A portion of dividend income may be subject to Federal and state taxes.

      ** The performance shown represents that of Class A shares. Such performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's average annual total return as of 6/30/97 for the past one-year period was 2.10%; for the past five-year period was 5.33%; and for the past 10-year period was 6.70%. Returns would be less if full management fees were applied. As of 6/30/97, the Fund's 30-day SEC yield was 3.99%.

TAX-FREE FUND OF COLORADO
STATEMENT OF INVESTMENTS
JUNE 30, 1997 (unaudited)

                                                                     RATING
    FACE                                                             MOODY'S/
   AMOUNT          GENERAL OBLIGATION BONDS (37.6%)                  S&P             VALUE
                  School Districts (20.8%)
  $1,000,000      Adams County School District #1                     Aaa/AAA      $ 1,100,000
                      6.50%, 12/01/07, FGIC Insured
   2,000,000      Adams County School District #12                    Aaa/AAA        2,182,500
                      7.30%, 12/15/07, FGIC Insured
   1,255,000      Adams County School District #12                    Aaa/AAA        1,325,594
                      5.625%, 12/15/08, FGIC Insured
   1,275,000      Adams County School District #12                    Aaa/AAA        1,359,469
                      5.750%, 12/01/08, FGIC Insured
   2,500,000      Adams County School District #12                    Aaa/AAA        2,675,000
                      6.20%, 12/15/09, FGIC Insured
   1,500,000      Arapahoe County, Cherry Creek School District #5     Aa/AA         1,633,125
                      7.00%, 12/15/03
   1,475,000      Arapahoe County School District                      Aa/AA         1,598,531
                      6.00%, 12/15/05
   2,000,000      Arapahoe County School District                      Aa/AA         2,095,000
                      5.00%, 12/15/07
   1,000,000      Arapahoe County School District                     Aaa/AAA        1,046,250
                      5.50%, 12/15/08, FGIC Insured
   1,000,000      Arapahoe County, Cherry Creek School District #5     Aa/AA         1,038,750
                      5.50%, 12/15/09
   2,000,000      Boulder, Larimer & Weld County                      Aaa/AAA        2,107,500
                      5.90%, 12/15/05, MBIA Insured
   2,000,000      Boulder, Larimer & Weld County, St. Vrain Valley
                     School District #RE-1J Series 1990               Aaa/AAA        2,110,000
                      5.70%, 12/15/06, MBIA Insured
   1,245,000      Boulder, Larimer & Weld County                      Aaa/AAA        1,338,375
                      5.875%, 12/15/06, MBIA Insured
   1,500,000      Denver City & County School District #1             Aaa/AAA        1,621,875
                      6.10%, 12/15/06, MBIA Insured
   1,000,000      Douglas & Elbert Counties School District # Re-1,
                     Series 1992                                      Aaa/AAA        1,050,000
                      5.75%, 12/15/05, FGIC Insured

   1,000,000      Douglas & Elbert Counties School District #RE-1
                     Refunding Series 1991B                           Aaa/AAA        1,081,250
                      6.70%, 12/15/06, FGIC Insured
   2,500,000      Douglas & Elbert Counties School District # Re-1,
                     Series 1992                                      Aaa/AAA        2,725,000
                      6.15%, 12/15/08, MBIA Insured
   1,500,000      Eagle County School District #RE50J                 Aaa/AAA        1,558,125
                      6.95%, 12/01/03, FGIC Insured
   2,320,000      Eagle County School District #RE50J, Series 1999    Aaa/AAA        2,525,900
                      6.15%, 12/01/04, FGIC Insured
   1,040,000      El Paso County School District #20                  Aaa/AAA        1,114,100
                      6.00%, 12/15/04, MBIA Insured
     400,000      El Paso County School District #20                  Aaa/AAA          405,992
                      8.00%, 12/01/06, MBIA Insured
   1,145,000      El Paso County School District #20                  Aaa/AAA        1,202,250
                      5.50%, 12/01/07, MBIA Insured
   1,330,000      El Paso County School District #20                  Aaa/AAA        1,481,288
                      6.25%, 12/01/08, MBIA Insured
   1,000,000      El Paso County School District #20                  Aaa/AAA        1,106,250
                      6.15%, 12/01/08, MBIA Insured
   1,600,000      Jefferson County School District # R-1              Aaa/AAA        1,706,000
                      6.00%, 12/15/06, AMBAC Insured
   2,165,000      Interstate South Metropolitan District               NR/A+         2,238,069
                      5.75%, 12/01/09, LOC FBS
   1,045,000      Pitkin County Colorado School District #1 (ASPEN)   Aaa/AAA        1,122,069
                      5.85%, 11/15/03, AMBAC Insured
   1,790,000      Pitkin County, Aspen School District #1
                     Series 1989                                      Aaa/AAA        1,913,062
                      5.95%, 11/15/05, AMBAC Insured
   1,050,000      Summit County School District, Series A             Aaa/AAA        1,093,312
                      5.40%, 12/01/06, FGIC Insured

                                                                                    45,554,636

                  City & County (6.1%)
     500,000      Boulder County Open Space Acquisition               Aa1/AA          528,750
                      6.90%, 08/15/04
     500,000      Denver Colorado City & County Unlimited Tax,         Aa/AA           541,875
                      6.90%, 08/01/02
   1,000,000      Denver Colorado City & County Unlimited Tax,         Aa/AA         1,080,000
                      7.00%, 08/01/03
   1,785,000      Fort Collins, Refunding                              Aa/AA         1,887,638
                      6.05%, 12/01/07
     750,000      Greeley Water & Improvement Refunding                A1/AA-          779,722
                      7.50%, 08/01/98
   1,530,000      Left Hand Water District, Series 1996               Aaa/AAA        1,616,062
                      5.75%, 11/15/08
     500,000      Louisville, CO Water Refunding                      Aaa/AAA          517,205
                      7.10%, 12/01/02, FGIC Insured
   1,085,000      Snowmass Refunding                                  Aaa/AAA        1,179,938
                      6.95%,11/15/05, FSA Insured
   2,000,000      Thornton, CO, Refunding-Spur A                      Aaa/AAA        2,110,000
                      5.60%, 12/01/06, FGIC Insured
   2,000,000      Thornton, CO, Refunding-Spur A                      Aaa/AAA        2,132,500
                      6.05%, 12/01/06, FGIC Insured
   1,000,000      Westminster Colorado Water Series 1992 A             A1/AA-        1,053,750
                      6.25%, 12/01/07
                                                                                    13,427,440

                  Metropolitan District (6.0%)
   2,500,000      Boulder Colorado Central Area Improvement           Aaa/AAA        2,606,250
                      6.30%, 08/15/07, FGIC Insured
   1,080,000      Greenwood South Metropolitan District               Aaa/AAA        1,139,400
                      5.60%, 12/01/05
   1,530,000      Highlands Ranch Metropolitan District #1,
                     Refunding                                        Aaa/AAA        1,635,188
                      6.25%, 09/01/06, MBIA Insured
   1,000,000      Highlands Ranch Metropolitan District #4            Aa1/AAA        1,031,250
                      5.80%, 12/01/07, LOC Swiss Bank

   1,000,000      Highlands Ranch Metropolitan District #4            Aaa/AAA        1,066,250
                      5.75%, 09/01/08
   1,730,000      Highlands Ranch Metropolitan District #4            Aaa/AAA        1,844,612
                      5.75%, 09/01/09
   1,500,000      Meridian Metropolitan District                       A3/NR         1,561,875
                      7.00%, 12/01/99
   1,260,000      Westglenn Metropolitan District Colorado
                     Jefferson County Refunding,                       NR/A+         1,308,825
                      5.65%, 12/01/04, LOC FBC
   1,000,000      Westglenn Metropolitan District Colorado,            NR/A+         1,063,750
                      6.25%, 12/01/08, LOC FBS
                                                                                    13,257,400


                  Water & Sewer (2.4%)
   1,750,000      Centennial Water & Sewer District                   Aa1/AAA        1,835,312
                      5.80%, 12/01/07, LOC Swiss Bank
   1,220,000      Inverness Water & Sanitation District
                     Colorado Arapahoe & Douglas Counties
                     Refunding,                                       Aaa/AAA        1,308,450
                      6.30%, 12/01/05, MBIA Insured
   1,000,000      Southgate Colorado Water District Arapahoe &
                     Douglas Counties                                 Aaa/AAA        1,035,000
                      7.05%, 12/01/01, FGIC Insured
   1,000,000      Southgate Colorado Water District Arapahoe &
                     Douglas Counties                                 Aaa/AAA        1,037,500
                      7.20%, 12/01/05, FGIC Insured
                                                                                     5,216,262


                  Hospital (2.3%)
     750,000      Poudre Valley Colorado Hospital District             Aa/AA-          782,812
                      6.75%, 11/15/98
   1,000,000      Poudre Valley Hospital District, Refunding           Aa/AA-        1,088,750
                      6.50%, 12/01/04
   2,000,000      Poudre Valley Hospital District, Refunding           Aa/AA-        2,027,500
                      5.375%, 11/15/07

   1,000,000      Pueblo County Colorado Hospital Facilities,
                     Series A                                         Aaa/AAA        1,085,000
                      6.80%, 09/01/05, MBIA Insured
                                                                                     4,984,062

                     Total General Obligation Bonds                                 82,439,800


                  REVENUE BONDS (62.1%)
                  Higher Education (12.9%)
   1,000,000      Aurora Educational Development Community College
                     Series 1990                                      Aaa/AAA        1,070,000
                      7.10%, 04/01/02, MBIA Insured
   1,000,000      Aurora Educational Development Revenue Bonds        Aaa/AAA        1,073,750
                      7.25%, 04/01/05, MBIA Insured
   1,580,000      City of Aurora Colorado Educational Development
                     Refunding Bonds Series 1994                       NR/BBB        1,637,275
                      6.00%, 10/15/07
   1,000,000      Colorado Post Secondary Educational Facilities
                     Authority Refunding Revenue Bonds,                NR/AAA        1,056,250
                      6.35%, 06/01/05, Connie Lee Insured
   1,235,000      Colorado Post Secondary Educational Facility,
                     Regis University Project                          NR/AAA        1,313,731
                      6.30%, 03/01/07, Connie Lee Insured
   1,000,000      Colorado Post Secondary Educational Facilities
                     Authority Refunding Revenue Bonds Series 93,      NR/AAA        1,037,500
                      5.95%, 03/01/09
   1,000,000      Colorado State Board of Agriculture Revenue
                     Refunding, Colorado State University Student
                     Sports,                                          Aaa/AAA        1,035,000
                      5.40%, 04/01/06, MBIA Insured
   1,000,000      Colorado State Board of Agriculture Revenue,
                     Fort Lewis College                               Aaa/AAA        1,080,000
                      6.50%, 10/01/06, FGIC Insured
   1,000,000      Colorado State Board of Agriculture Revenue,
                     University of Southern Colorado Auxiliary
                     Facility                                         Aaa/AAA        1,065,000
                      6.25%, 08/01/07, AMBAC Insured

   1,000,000      Colorado State Board of Agriculture Revenue
                     Refunding & Improvement                          Aaa/AAA        1,067,500
                      6.35%, 03/01/08, MBIA Insured
   1,000,000      Colorado State Board of Agriculture Revenue
                     Refunding, Colorado State University Student
                     Sports,                                          Aaa/AAA        1,028,750
                      5.45%, 04/01/08, MBIA Insured
   2,655,000      Board of Trustees State Colleges Colorado
                     Auxiliary Facilities System Revenue Bonds
                     (Western State Colleges Project)                  NR/AAA        2,930,456
                      6.60%, 05/01/08, Connie Lee Insured
   1,500,000      Colorado Student Obligation Board Authority
                     Student Loan Revenue                               A/NR         1,554,375
                      6.00%, 09/01/01, MBIA Insured
   1,860,000      Colorado State Colleges Western State,              Aaa/AAA        1,913,475
                      5.50%, 05/15/09, MBIA Insured
   1,000,000      Larimer County, Colorado School No.R1               Aaa/AAA        1,060,000
                      6.15%, 12/15/08, MBIA Insured
   1,500,000      Larimer County, Colorado School No.R1 Refunding       A/NR         1,520,625
                      5.40%, 12/15/04
     420,000      University of Colorado, Student Recreation
                     Center                                           Aaa/AAA          440,475
                      7.00%, 06/01/99, MBIA Insured
     320,000      University of Colorado Revenue                      Aaa/AAA          344,000
                      7.10%, 06/01/02, MBIA Insured
     500,000      University of Colorado Regents Research Building
                     Revolving Fund Revenue                            NR/A+           525,000
                      6.85%, 06/01/03
   1,000,000      University of Colorado Research Building Revenue    Aaa/AAA        1,053,750
                      6.00%, 06/06/06, MBIA Insured
   1,000,000      University of Colorado Revenue                      Aaa/AAA        1,061,250
                      6.20%, 06/01/07, MBIA Insured
   1,500,000      State of Colorado University of Northern Colorado
                     Auxiliary Facilities                             Aaa/AAA        1,576,875
                      5.75%, 06/01/07, MBIA Insured

   1,745,000      State of Colorado University of Northern Colorado
                     Auxiliary Facilities                             Aaa/AAA        1,847,520
                      5.75%, 06/01/08, MBIA Insured
                                                                                    28,292,557

                  Electric (10.3%)
   8,000,000      Adams County Colorado Pollution Control Revenue
                     Public Service                                   Aaa/AAA        8,290,000
                      5.625%, 04/01/08, MBIA Insured
   2,000,000      Colorado Springs Utility Revenue Series 1991 A       Aa/AA         2,187,500
                      6.75%, 11/15/05
   1,460,000      Colorado Springs Utility Revenue                     Aa/AA         1,512,925
                      5.50%, 12/15/05
   1,210,000      Moffat County Colorado Pollution Control Revenue    Aaa/AAA        1,265,962
                      5.50%, 11/01/03, AMBAC Insured
   2,125,000      Moffat County Colorado Pollution Control Revenue    Aaa/AAA        2,239,219
                      5.625%, 11/01/06, AMBAC Insured
   1,375,000      Platte River Power Authority                         Aa/A+         1,460,938
                      5.75%, 06/01/04
   2,000,000      Platte River Power Authority                         Aa/A+         2,125,000
                      6.00%, 06/01/06
   2,000,000      Platte River Power Authority                         Aa/A+         2,180,000
                      6.00%, 06/01/07
   1,315,000      Platte River Power Authority Power Revenue
                     Series BB                                         Aa/A+         1,385,681
                      6.125%, 06/01/09
                                                                                    22,647,225


                  Sales Tax (6.6%)
   1,000,000      Arvada Colorado Sales & Use Tax Revenue             Aaa/AAA        1,052,500
                      6.10%, 12/01/07, FGIC Insured
     500,000      Denver City & County Excise Tax                     Aaa/AAA          529,375
                      6.90%, 09/01/00, MBIA Insured
   1,000,000      Denver Metro Major League Baseball Stadium
                     Excise Tax Revenue                               Aaa/AAA        1,080,000
                      6.35%, 10/01/03, FGIC Insured

   2,000,000      Denver Metro Major League Baseball Stadium
                     Excise Tax Revenue                               Aaa/AAA        2,170,000
                      6.45%, 10/01/04, FGIC Insured
   2,045,000      Fort Collins Sales & Use Tax Revenue                Aaa/AAA        2,108,906
                      5.375%, 12/01/06, FGIC Insured
   1,000,000      Fort Collins Downtown Development Authority
                     Tax Increment Revenue                            Aaa/AAA        1,065,000
                      6.50%, 06/01/07, MBIA Insured
   1,000,000      Jefferson County Districtwide Sales Tax             Aaa/AAA        1,063,750
                      6.10%, 12/01/04, MBIA Insured
     500,000      Mesa County Sales Tax Revenue                       Aaa/AAA          522,500
                      7.40%, 06/01/00, MBIA Insured
   2,065,000      Mesa County Sales Tax Revenue                       Aaa/AAA        2,243,107
                      6.00%, 12/01/06, MBIA Insured
     500,000      Thornton Sales & Use Tax Revenue                    Aaa/AAA          525,625
                      6.70%, 09/01/99, FGIC Insured
   1,000,000      Thornton Sales & Use Tax Revenue                    Aaa/AAA        1,047,500
                      6.80%, 09/01/01, FGIC Insured
   1,000,000      Westminster Sales & Use Tax 1991                    Aaa/AAA        1,078,750
                      6.70%, 12/01/01, FGIC Insured
                                                                                    14,487,013


                  Water & Sewer (9.1%)
     500,000      Colorado Water Resource & Power Development
                     Authority,                                       Aaa/AAA          540,000
                      7.00%, 11/01/00
     675,000      Colorado Water Resource & Power Development
                     Authority, Series A                               Aa/AA           740,812
                      6.90%, 09/01/04
     325,000      Colorado Water Resource & Power Development
                     Authority                                        Aaa/AAA          356,688
                      6.90%, 09/01/04

     290,000      Colorado Water Resource & Power Development
                     Authority                                         Aa/AA           319,362
                      7.00%, 09/01/05
     140,000      Colorado Water Resource & Power Development
                     Authority                                        Aaa/AAA          153,475
                      6.875%, 09/01/05
     710,000      Colorado Water Resource & Power Development
                     Authority, Series A                               Aa/AA           781,888
                      7.00%, 09/01/05
     360,000      Colorado Water Resource & Power Development
                     Authority, Series B                               Aa/AA           395,100
                      6.875%, 09/01/05
   1,000,000      Colorado Water Resource & Power Development
                     Authority                                        Aaa/AAA        1,082,500
                      6.80%, 11/01/05, FGIC Insured
   1,000,000      Colorado Water Resource & Power Development
                     Authority                                        Aaa/AAA        1,086,250
                      6.50%, 11/01/05, FGIC Insured
     745,000      Colorado Water Resource & Power Development
                     Authority, Series A                               Aa/AA           820,431
                      7.00%, 09/01/06
     255,000      Colorado Water Resource & Power Development
                     Authority                                        Aaa/AAA          280,819
                      7.00%, 09/01/06
   1,000,000      Colorado Water Resource & Power Development
                     Authority                                         Aa/AA         1,070,000
                      6.00%, 09/01/06
   1,000,000      Colorado Water Resource & Power Development
                     Authority, Clean Water Revenue,                   Aa/AA         1,040,000
                      5.35%, 09/01/06
   1,100,000      Colorado Water Resource & Power Development
                     Authority                                        Aaa/AAA        1,138,500
                      5.45%, 11/01/07, FGIC Insured

   1,965,000      Fort Collins Colorado Wastewater Sewer Revenue      Aaa/AAA        2,009,212
                      5.375%, 12/01/08, FGIC Insured
   1,000,000      Loveland Sewer Revenue Series 1989                  Aaa/AAA        1,052,500
                      6.80%, 11/01/01, MBIA Insured
   1,000,000      Metro Wastewater Reclaimation District, Gross
                     Revenue Series                                    A1/AA         1,046,250
                      5.70%, 04/01/05
   1,055,000      Metro Wastewater Reclaimation District, Gross
                     Revenue Series                                    A1/AA         1,105,112
                      5.80%, 04/01/06
   1,010,000      Northglenn Colorado Water & Sewer                   Aaa/AAA        1,080,700
                      5.75%, 12/01/06, FSA Insured
   1,500,000      Parker Water and Sanitation District Revenue
                     Refunding                                        Aaa/AAA        1,582,500
                      6.10%, 10/01/07, FGIC Insured
   1,230,000      Thornton, Colorado Development Authority            Aaa/AAA        1,303,800
                      5.75%, 12/01/06, FGIC Insured
   1,000,000      Westminster Colorado Water & Wastewater Utility
                     Enterprise-Water And Wastewater Revenue
                     Series 1994                                      Aaa/AAA        1,062,500
                      5.70%, 12/01/04, AMBAC Insured
                                                                                    20,048,399


                  Hospital (5.7%)
     935,000      Colorado Health Facility Community Provider
                     Pooled Loan Program                              Aaa/AAA          956,458
                      7.40%, 07/15/99, MBIA Insured
   2,030,000      Colorado Health Facility Authority Hospital
                     Revenue North Colorado Medical Center            Aaa/AAA        2,134,038
                      5.60%, 05/15/05, MBIA Insured
   2,255,000      Colorado Health Facility Community Provider
                     Pooled Loan Revenue                              Aaa/AAA        2,486,138
                      7.20%, 07/15/05, FSA Insured
   1,410,000      Colorado Health Facility Authority Hospital
                     Revenue Boulder Community Hospital               Aaa/AAA        1,489,312
                      5.65%, 10/01/06, MBIA Insured

   1,000,000      Colorado Health Facility Authority Sisters of
                     Charity Health Care                              Aaa/AAA        1,107,500
                      6.25%, 05/15/09, AMBAC Insured
   4,300,000      Colorado Health Facility Authority Hospital
                     Revenue Boulder Community Hospital               Aaa/AAA        4,300,000
                      4.15%, 05/15/20, MBIA Insured
                                                                                    12,473,446


                  Housing (8.2%)
   1,600,000      Adams County Colorado Multi-Family Housing
                     Revenue, Brittany Station Series A, FNMA          NR/AAA        1,646,000
                      5.40%, 09/01/25
     965,000      City of Arvada Colorado Multi-family Housing
                     Revenue, Springwood GNMA                          NR/AAA          984,300
                      5.60%, 08/20/08
     255,000      Colorado Housing Finance Authority 1991,
                     Series A-3                                        NR/AA           263,606
                      6.10%, 11/01/00
     260,000      Colorado Housing Finance Authority 1991,
                     Series A-1                                        NR/AA           271,375
                      6.20%, 11/01/01
     590,000      Colorado Housing Finance Authority 1991,
                     Series A                                           NR/A           619,500
                      6.90%, 05/01/01
   1,445,000      Colorado Housing Finance Authority,
                     SFM Series A-2                                    NR/AA         1,531,700
                      6.65%, 11/01/06
   1,015,000      Colorado Housing Finance Authority,
                     SFM Series 1994C                                  Aa/NR         1,059,406
                      6.00%, 12/01/04
   3,015,000      Colorado Housing Finance Authority,
                     SFM Series D-2                                    Aa/NR         3,086,606
                      5.625%, 06/01/10
   1,250,000      Colorado Housing Finance Authority,
                     SFM Series A-2                                    Aa/NR         1,292,188
                      5.75%, 11/01/10
   2,350,000      Colorado Housing Finance Authority,
                     SFM Series 1994C                                  Aa/NR         2,458,688
                      6.25%, 12/01/12
     340,000      Commerce City Single Family Revenue Series A          A/NR           356,575
                      6.875%, 03/01/12
   1,000,000      Littleton Assisted Living Building Authority,
                     Amity Plaza Project Multi-family Housing
                     Revenue Bond Series 1994                          NR/A+         1,047,500
                      6.10%, 03/01/06

   1,500,000      Snowmass Village Multi-family Revenue Refunding     Aaa/AAA        1,575,000
                      6.30%, 12/15/08
     405,000      Southwestern Colorado Single Family Revenue
                     Partnership, Refunding                             A/NR           425,250
                      7.10%, 09/01/04
     185,000      Summit County Single Family Revenue Refunding
                     Series A                                           A/NR           192,631
                      7.25%, 12/01/04
   1,175,000      Westminster Colorado City                           Aaa/AAA        1,232,281
                      5.50%, 12/01/07                                               18,042,606

                  Industrial Development Revenue (3.5%)
   4,750,000      Boulder County Industrial Development Revenue
                     Refunding May Department Stores Company Project    NR/A         5,023,126
                      6.25%, 09/01/07
   1,860,000      Denver City & County, Industrial Development
                     Revenue, Rollie R. Kelley Project                  NR/A         1,925,100
                      7.00%, 06/01/06
     675,000      Denver City & County Industrial Development
                     Revenue                                            NR/A           691,875
                      6.40%, 12/01/10
                                                                                     7,640,101

                  Transportation (1.7%)
   1,000,000      Arapahoe County Colorado E-470 Vehicle
                     Registration Revenue Bonds                       Aaa/AAA        1,043,750
                      5.45%, 08/31/07, MBIA Insured
   1,550,000      Regional Transportation District Sales Tax
                     Revenue                                           A1/AA-        1,668,188
                      6.05%, 11/01/04
  1,000,000        Regional Transportation District Sales Tax
                     Revenue                                          Aaa/AAA        1,067,500
                      6.15%,11/01/05, FGIC Insured
                                                                                     3,779,438

                   Lease (1.7%)
    405,000        Boulder Municipal Property Authority Lease
                     Purchase Revenue, Series B                       Aaa/AAA          414,586
                      7.20%, 12/01/00 BIGI Insured
    215,000        Denver City & County School District #1, COP       Aaa/AAA          219,633
                      6.80%, 12/15/98, FGIC Insured
    185,000        Denver City & County School District #1, COP       Aaa/AAA          189,296
                      6.80%, 12/15/98, FGIC Insured
    560,000        Denver City & County School District Lease
                     Purchase Agreement                               Aaa/AAA          573,132
                      6.85%, 12/15/99, FGIC Insured
    640,000        Denver City & County School District               Aaa/AAA          653,638
                      6.85%, 12/15/99, FGIC Insured
    525,000        Denver City & County School District               Aaa/AAA          562,406
                      6.95%, 12/15/00, FGIC Insured
  1,000,000        Denver City & County School District #1, COP       Aaa/AAA        1,041,250
                      5.60%, 06/01/08, FGIC Insured
                                                                                    3,653,941


                   Miscellaneous Revenue (2.4%)
  1,000,000        Boulder County, CO, N.C.A.R.                         NR/A         1,077,500
                      6.50%, 12/01/02
  1,000,000        Boulder County, CO, N.C.A.R.                         NR/A         1,080,000
                      6.60%, 12/01/03
  2,000,000        Boulder County, CO, Open Space & Use Tax
                     Revenue Bonds Series 1994 FGIC Insured,          Aaa/AAA        2,107,500
                      5.75%, 12/15/04
  1,000,000        South Suburban Park & Recreational District         Baa/NR        1,036,250
                      6.00%, 11/01/07
                                                                                     5,301,250

                   Total Revenue Bonds                                             136,365,976
                     Total Investments (cost $210,189,953*)      99.7%             218,805,776
                     Other assets in excess of liabilities        0.3                  683,248
                     Net Assets                                 100.0%            $219,489,024



                   * Cost for Federal tax purposes is identical.

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (unaudited)

ASSETS
Investments at value (identified cost $210,189,953)             $ 218,805,776
Interest receivable                                                 1,916,744
Receivable for Fund shares sold                                       135,862
Other assets                                                            1,494
  Total assets                                                    220,859,876

LIABILITIES
Cash overdraft                                                      1,088,835
Dividends payable                                                      96,402
Adviser and Administrator fees payable                                 89,931
Payable for Fund shares redeemed                                       34,701
Accrued expenses                                                       31,916
Distribution fees payable                                              29,067
  Total liabilities                                                 1,370,852

NET ASSETS                                                      $ 219,489,024

Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
  par value $.01 per share
                                                                $     210,946
Additional paid-in capital                                        210,925,578
Accumulated net loss on investments                                  (263,323)
Net unrealized appreciation on investments                          8,615,823
                                                                $ 219,489,024

CLASS A
  Net Assets                                                    $ 215,637,568
  Capital shares outstanding                                       20,724,701
  Net asset value and redemption price per share                $       10.40
  Offering price per share (100/96 of $10.40 adjusted to
     nearest cent)                                              $       10.83

CLASS C
  Net Assets                                                    $     967,481
  Capital shares outstanding                                           93,125
  Net asset value and offering price per share                  $       10.39
  Redemption price per share (*varies by length of time
     shares are held)                                           $           *

CLASS Y
  Net Assets                                                    $   2,883,975
  Capital shares outstanding                                          276,764
  Net asset value, offering and redemption price per share      $       10.42


See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (unaudited)

INVESTMENT INCOME:
  Interest income                                                 $ 6,034,698

Expenses:
  Investment Adviser fees (note 3)                    $ 214,517
  Administrator fees (note 3)                           321,776
  Transfer and shareholder servicing agent fees          63,000
  Distribution and service fees (note 3)                 57,914
  Custodian fees (note 7)                                32,600
  Trustees' fees and expenses                            31,500
  Legal fees                                             27,000
  Shareholders' reports and proxy statements             20,500
  Audit and accounting fees                              13,500
  Registration fees and dues                              9,000
  Insurance                                               1,950
  Miscellaneous                                          15,722
                                                        808,979

  Administration fees waived (note 3)                    (5,270)
  Expenses paid indirectly (note 7)                     (32,600)
    Net expenses                                                      771,109
    Net investment income                                           5,263,589

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain from securities transactions       292,598
  Change in unrealized appreciation on investments    (252,585)
  Net realized and unrealized gain (loss) on
    investments                                                        40,013
  Net increase in net assets resulting from
    operations                                                    $ 5,303,602

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
STATEMENTS OF CHANGES IN NET ASSETS
(unaudited)

                                              Six Months Ended    Year Ended
                                                  June 30,        December 31,
                                                    1997            1996
OPERATIONS:
 Net investment income                            $ 5,263,589    $ 10,788,159
 Net realized gain from securities transactions       292,598         110,498
 Change in unrealized appreciation on investments    (252,585)     (3,150,185)
   Change in net assets from operations             5,303,602       7,748,472


DISTRIBUTIONS TO SHAREHOLDERS (note 6):
 Class A Shares:
 Net investment income                             (5,371,525)    (10,779,866)
 Distributions in excess of net investment income      -             (236,198)
 Net realized gain on investments                      -                    -

 Class C Shares:
 Net investment income                                (19,119)         (8,288)
 Distributions in excess of net investment income      -                 (229)
 Net realized gain on investments                      -                    -

 Class Y Shares:
 Net investment income                                (15,434)             (5)
 Distributions in excess of net investment income      -                    -
 Net realized gain on investments                      -                    -
   Change in net assets from distributions         (5,406,078)    (11,024,586)

CAPITAL SHARE TRANSACTIONS (note 8):
 Proceeds from shares sold                         14,091,694      22,599,522
 Reinvested dividends and distributions             3,303,070       6,733,129
 Cost of shares redeemed                          (13,111,088)    (30,054,520)
   Change in net assets from capital share
      transactions                                  4,283,676        (721,869)
   Change in net assets                             4,181,200      (3,997,983)

NET ASSETS:
 Beginning of period                              215,307,824     219,305,807
 End of period                                   $219,489,024    $215,307,824

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
(unaudited)

1. ORGANIZATION

    Tax-Free Fund of Colorado (the "Fund"), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 30, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and, as was the case since inception, are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity. They are not available to individual retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. All classes of shares represent interests in the same portfolio of investments in the Fund and are identical as to rights and privileges. They differ only with respect to the effect of sales charges, the distribution and/or service fees borne by the respective class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

            In Fiscal 1996, the Fund began amortizing bond premium using the constant yield method. Accordingly, net unrealized appreciation and additional paid-in capital have been adjusted by equal amounts at the beginning of the year. This change had no effect on the Fund's net asset value or distribution policy and conforms to the amortization policy followed by the Fund for Federal tax purposes.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net asets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

A) MANAGEMENT ARRANGEMENTS:

    Management affairs of the Fund are conducted through two separate management arrangements.

    KPM Investment Management, Inc. (the "Adviser") became Investment Adviser to the Fund effective July 1, 1994. (Kirkpatrick, Pettis, Smith, Polian Inc., of which the Adviser is a wholly-owned subsidiary, was the predecessor Investment Adviser beginning October 1, 1992.) In this role, under an Investment Advisory Agreement, the Adviser supervises the Fund's investments and provides various services to the Fund for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% of the entire net assets of the Fund. This fee will be reduced to 0.16% if certain payments are made under the Fund's Distribution Plan relative to Class A Shares.

    The Fund also has an Administration Agreement with Aquila Management Corporation (the "Administrator"), the Fund's founder and sponsor. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Fund's investments. These include providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.30 of 1% of the entire net assets of the Fund. This fee will be reduced to 0.24% if certain payments are made under the Fund's Distribution plan relative to Class A Shares.

    Specific details as to the effect of the Fund's payments under its Distribution Plan, as described below, on the above management fees and as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Fund's Prospectus and Statement of Additional Information.

    The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. No such reduction in fees was required during the six months ended June 30, 1997.

    For the six months ended June 30, 1997, the Fund incurred fees under the Advisory Agreement and Administration Agreement of $214,517 and $321,776, respectively. The Administrator voluntarily waived $5,270 of its fee.

B) DISTRIBUTION AND SERVICE FEES:

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by the Distributor, including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.05% of the Fund's average net assets represented by Class A Shares. The Board of Trustees and shareholders approved an amendment to the Fund's Distribution Plan applicable to Class A Shares which will permit the Fund to make service fee payments at the rate of 0.15 of 1% on the entire net assets represented by Class A Shares. However, there will be a simultaneous reduction in the fee payable to the Adviser from an annual rate of 0.20 of 1% to 0.16% and in the fee payable to the Administrator from an annual rate of 0.30 of 1% to 0.24% on all net assets. The combined payments of these fees will accordingly remain at the current level of 0.55 of 1% of the average annual net assets represented by the Class A Shares. However, management of the Fund has determined that implementation of the changes should be indefinitely postponed. For the six months ended June 30, 1997, service fees on Class A Shares amounted to $53,241, of which the Distributor received $2,219.

    Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 1997, amounted to $3,504, of which the Distributor received $3,504.

    In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 1997, amounted to $1,168, of which the Distributor received $1,168.

    Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

    Under a Distribution Agreement, Aquila Distributors, Inc. (the "Distributor") serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Colorado, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 1997, the Distributor received sales commissions in the amount of $42,636.

4. PURCHASES AND SALES OF SECURITIES

    During the six months ended June 30, 1997, purchases of securities and proceeds from the sales of securities aggregated $22,576,699 and $19,722,230, respectively.

    At June 30, 1997, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to approximately $8,645,857 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to approximately $30,034 for an approximate net unrealized appreciation of $8,615,823. At June 30, 1997, the Fund has a capital loss carryover of approximately $263,000 which expires on December 31, 2003. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

5. PORTFOLIO ORIENTATION

    Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers' ability to meet their obligations.

6. DISTRIBUTIONS

    The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually.

    The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. However, due to differences between financial reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to ordinary income taxes. Also, annual capital gains distributions, if any, are taxable.

7. EXPENSES

    The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the six months ended June 30, 1997, the Fund's custodian fees amounted to $32,600, all of which was offset by such credits. It is the general intention of the Fund to invest, to the extent practicable, some or all cash balances in income-producing assets rather than leave cash on deposit with the custodian.

8. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Fund were as follows:

                              Six Months Ended             Year Ended
                               June 30, 1997            December 31, 1996
                            Shares       Amount        Shares       Amount
CLASS A SHARES:
Proceeds from shares sold   1,064,017  $ 11,026,275    2,086,373  $ 21,654,023
Reinvested distributions      317,265     3,283,926      648,241     6,730,082
Cost of shares redeemed    (1,251,084)  (12,973,626)  (2,898,027)  (30,020,808)
  Net change                  130,198     1,336,575     (163,413)   (1,636,703)

                                                           Period Ended
                                                         December 31, 1996*
                                                        Shares       Amount
CLASS C SHARES:
Proceeds from shares sold      6,548         68,080       90,792      945,399
Reinvested distributions       1,498         15,501          316        3,043
Cost of shares redeemed       (2,882)       (30,362)      (3,148)     (33,712)
  Net change                   5,164         53,219       87,960      914,730

                                                            Period Ended
                                                          December 31, 1996*
                                                         Shares       Amount
CLASS Y SHARES:
Proceeds from shares sold    286,666      2,997,339           10          100
Reinvested distributions         352          3,643            -            4
Cost of shares redeemed      (10,264)      (107,100)           -            -
  Net change                 276,754      2,893,882           10          104

Total transactions in
   Fund shares               412,116    $ 4,283,676      (75,443)   $ (721,869)


     * From April 30, 1996 (date of inception) through December 31, 1996.

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS
(unaudited)

For a share outstanding throughout each period

                                              Class A(1)
                        Six Months
                           Ended           Year ended December 31,
                      June 30, 1997  1996     1995    1994      1993     1992
Net Asset Value,
 Beginning of Period       $10.41   $10.56    $9.82   $10.77   $10.38   $10.18

Income from Investment
  Operations:
  Net investment income      0.25     0.52     0.54     0.55     0.57     0.61
  Net gain (loss) on
    securities (both
    realized and unrealized) 0.00    (0.13)    0.74    (0.95)    0.55     0.28

  Total from Investment
     Operations              0.25     0.39     1.28    (0.40)    1.12     0.89

Less Distributions (note 6):
  Dividends from net
    investment income       (0.26)   (0.54)   (0.54)   (0.55)   (0.57)   (0.61)
  Distributions from
    capital gains             -        -        -        -      (0.16)   (0.08)

  Total Distributions       (0.26)   (0.54)   (0.54)   (0.55)   (0.73)   (0.69)

Net Asset Value, End
   of Period               $10.40   $10.41   $10.56    $9.82   $10.77   $10.38

Total Return (not
  reflecting sales
  charge) (%)               2.43#     3.78    13.28    (3.80)   11.10     9.00

Ratios/Supplemental Data
  Net Assets, End of
    Period ($ thousands)  215,638  214,392  219,306  199,075  222,277  174,031
  Ratio of Expenses to
    Average Net Assets (%)  0.71*     0.69     0.63     0.57     0.53     0.45
  Ratio of Net Investment
    Income to Average Net
    Assets (%)              4.91*     5.03     5.21     5.36     5.32     5.90
  Portfolio Turnover
    Rate (%)                9.34#    10.96    14.20    15.53    20.89    25.88

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, the Administrator's voluntary expense reimbursement and the expense offset in custodian fees for uninvested cash balances would have been:
  Net Investment
    Income ($)              0.25     0.51     0.52     0.53      0.55     0.59
  Ratio of Expenses to
    Average Net Assets
    (%)                    0.75*     0.75     0.77     0.76      0.73     0.70
  Ratio of Net Investment
    Income to Average
    Net Assets (%)         4.87*     4.97     5.07     5.17      5.12     5.65

     (1) Designated as Class A Shares on April 30, 1996.
      # Not annualized
      * Annualized.

Note: On October 1, 1992, Kirkpatrick, Pettis, Smith, Polian Inc. became the Fund's Investment Adviser replacing Norwest Bank Minnesota, NA. On July 1, 1994, KPM Investment Management, Inc., a wholly-owned subsidiary of Kirkpatrick, Pettis, Smith, Polian Inc., became the Fund's Investment Adviser.

See accompanying notes to financial statements.

For a share outstanding throughout each period

                                       Class C(1)             Class Y(1)
                                  Six Months  Period(2)  Six Months  Period(2)
                                  Ended       Ended      Ended       Ended
                                  June 30,    Dec. 31,   June 30,    Dec. 31,
                                  1997        1996       1997        1996
Net Asset Value, Beginning
   of Period                        $10.41      $10.31     $10.41      $10.31

Income from Investment Operations:
  Net investment income               0.20        0.28       0.27        0.38
  Net gain (loss) on securities
    (both realized and unrealized)   (0.01)       0.12       0.02        0.12
  Total from Investment Operations    0.19        0.40       0.29        0.50

Less Distributions (note 6):
  Dividends from net investment
    income                           (0.21)      (0.30)     (0.28)      (0.40)
  Distributions from capital gains      -           -          -           -
  Total Distributions                (0.21)      (0.30)     (0.28)      (0.40)

Net Asset Value, End of Period      $10.39      $10.41     $10.42      $10.41

Total Return (not reflecting
   sales charge) (%)                  1.85#       3.78#      2.74#       4.87#

Ratios/Supplemental Data
  Net Assets, End of Period
    ($ thousands)                      967         915      2,884         0.1
  Ratio of Expenses to Average
     Net Assets (%)                   1.65*       1.64*      0.68*       0.64*
  Ratio of Net Investment Income
    to Average Net Assets (%)         3.91*       4.08*      5.03*       5.08*
  Portfolio Turnover Rate (%)         9.34#       10.96      9.34#       10.96

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, the Administrator's voluntary expense reimbursement and the expense offset in custodian fees for uninvested cash balances would have been:
  Net Investment Income ($)          0.20        0.27        0.27        0.37
  Ratio of Expenses to Average
     Net Assets (%)                  1.68*       1.70*       0.71*       0.70*
  Ratio of Net Investment Income
    to Average Net Assets (%)        3.88*       4.02*       5.00*       5.02*

     (1) New Class of Shares established on April 30, 1996.
     (2) From April 30, 1996 to December 31, 1996.
      # Not annualized.
      * Annualized.

See accompanying notes to financial statements.

REPORT ON THE ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Fund of Colorado (the "Fund") was held on June 12, 1997.* At the meeting, the following matters were submitted to a shareholder vote and approved:

(i)  the election of Lacy B. Herrmann, Tucker Hart Adams, Arthur K.
     Carlson, William M. Cole, Anne J. Mills, J. William Weeks, and John G. Welles as Trustees to hold office until the next annual meeting of the Fund's shareholders or until his or her successor is duly elected (each Trustee received at least 158,061,430.15 affirmative votes (98.56%); no more than 2,313,453.86 votes were withheld for any Trustee (1.44%)), and

(ii) the ratification of the selection of KPMG Peat Marwick LLP as the Fund's independent auditors for the fiscal year ending December 31, 1997 (votes for: 156,220,712.80 (97.41%); votes against: 575,625.93 (0.36%);
     abstentions: 3,578,545.28 (2.23%); broker non-votes: 0.00 (0.00%)).

_____________________

* On the record date for this meeting, the holders of 20,670,693.83 Class A shares, 90,891.97 Class C shares, and 52,464.00 Class Y shares of the Fund were outstanding and entitled to vote representing a total net asset value of $215,425,031.14. The holders of shares entitled to vote representing a total net asset value of $160,374,884.01 (74.45%) were present in person or by proxy at the meeting.